Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Operations (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EXPENSES:
General and administrative expenses	$ 131,745	$ 126,868	$ 83,647
Legal settlements and other, net	(721)	6,000	4,524
Operating loss	(633,919)	(306,952)	(65,537)
OTHER INCOME / (EXPENSES):
Interest and finance costs	(300,131)	(220,564)	(116,427)
Interest income	12,227	9,595	553
Loss on interest rate swaps	(12,671)	8,616	(36,974)
Other, net	4,282	3,315	(1,068)
Total other (expenses), net	(296,293)	(199,038)	(153,916)
Net income/(loss)	259,803	63,323	(132,336)
NET INCOME / (LOSS) TO COMMON STOCKHOLDERS (Note 14)	259,031	63,221	(132,336)
Earnings/(loss) per common share, basic and diluted	$ 1.96	$ 0.48	$ (1.00)
Weighted average number of shares, basic and diluted	131,837,227	131,727,504	131,696,935
Ocean Rig
EXPENSES:
General and administrative expenses	7,983	8,565	12,877
Legal settlements and other, net	0	0	6,100
Operating loss	7,983	8,565	18,977
OTHER INCOME / (EXPENSES):
Interest and finance costs	(82,109)	(53,193)	(58,210)
Interest income	1,383	0	4
Loss on interest rate swaps	0	(149)	(38)
Other, net	6,224	2,358	(2,476)
Total other (expenses), net	(74,502)	(50,984)	(60,720)
Equity in earnings/(loss) of subsidiaries (Eliminated in consolidation)	342,288	122,872	(52,639)
Net income/(loss)	259,803	63,323	(132,336)
NET INCOME / (LOSS) TO COMMON STOCKHOLDERS (Note 14)	$ 259,031	$ 63,221	$ (132,336)
Earnings/(loss) per common share, basic and diluted	$ 1.96	$ 0.48	$ (1.00)
Weighted average number of shares, basic and diluted	131,837,227	131,727,504	131,696,935